Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting

Note 19: Segment Reporting

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

Following the Merger between Fiat Industrial and CNH Global, the Company has realigned its reportable segments reflecting the five businesses now directly managed by CNH Industrial N.V., consisting of: (i) Agricultural Equipment, (ii) Construction Equipment, (iii) Commercial Vehicles, (iv) Powertrain, and (v) Financial Services.

CNH Industrial has five operating segments:

Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe. Following our acquisition of substantially all of the assets of Miller-St. Nazianz Inc. (“Miller”) in November 2014, certain agricultural equipment products are also sold under the Miller brand, primarily in North America.

Construction Equipment designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders and telehandlers. Construction equipment is sold under the New Holland Construction and Case Construction Equipment brands.

Commercial Vehicles designs, produces and sells a full range of light, medium and heavy vehicles for the transportation and distribution of goods, under the Iveco brand, commuter buses and touring coaches under the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the Iveco Astra brand, firefighting vehicles under the Magirus brand and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain designs, manufactures and offers a range of propulsion and transmission systems and axles for on- and off-road applications, as well as engines for marine application and power generation under the FPT Industrial brand.

Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

Historically and through 2014, the CODM assessed the performance of the operating segments mainly on the basis of trading profit/(loss), earned by those segments, prepared in accordance with International Financial Reporting Standards. Trading profit was defined as income before restructuring, gains/(losses) on disposal of investments and other unusual items, interest expense of Industrial Activities, income taxes, equity in income (loss) of unconsolidated subsidiaries and affiliates, and noncontrolling interests. Due to the Company’s transition to reporting under U.S. GAAP during 2014, the CODM also reviewed the 2014 performance of operating segments using operating profit calculated using U.S. GAAP.

Beginning in 2015, the CODM began reviewing the performance of operating segments using only Operating Profit of Industrial Activities calculated using U.S. GAAP measures. Operating Profit of Industrial Activities is defined as net sales less cost of goods sold, SG&A expenses, and R&D expenses. Operating Profit of Financial Services is defined as revenues, less SG&A expenses, interest expenses and certain other operating expenses. In addition, with reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviews expenditures for long-lived assets; however, other operating segment asset information is not readily available.

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2015, 2014 and 2013 are provided below.

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Operating profit	$1,635	$2,199	$2,277
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(84)	(184)	(71)
Interest expenses of Industrial Activities, net of interest income and eliminations	(479)	(613)	(548)
Other, net	(505)	(313)	(284)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$567	$1,089	$1,374

Segment Information

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Agricultural Equipment	$952	$1,770	$2,008
Construction Equipment	90	79	(97)
Commercial Vehicles	283	29	74
Powertrain	186	223	187
Eliminations and other	(79)	(113)	(77)
Total Operating profit of Industrial Activities	$1,432	$1,988	$2,095
Financial Services	515	554	514
Eliminations and other	(312)	(343)	(332)
Operating profit	$1,635	$2,199	$2,277

A summary of additional operating segment information as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Revenues:
Agricultural Equipment	$11,025	$15,204	$16,763
Construction Equipment	2,542	3,346	3,258
Commercial Vehicles	9,542	10,888	11,278
Powertrain	3,560	4,464	4,412
Eliminations and other	(1,992)	(2,704)	(3,050)
Net sales of Industrial Activities	24,677	31,198	32,661
Financial Services	1,603	1,828	1,679
Eliminations and other	(368)	(471)	(504)
Total Revenues	$25,912	$32,555	$33,836
Depreciation and Amortization (*):
Agricultural Equipment	$303	$288	$269
Construction Equipment	70	85	77
Commercial Vehicles	198	209	185
Powertrain	123	144	159
Other activities and adjustments	—	(1)	(4)
Depreciation and amortization of Industrial Activities	694	725	686
Financial Services	5	6	4
Depreciation and amortization	$699	$731	$690
Expenditures for long-lived assets (*):
Agricultural Equipment	$308	$408	$542
Construction Equipment	47	65	72
Commercial Vehicles	182	391	458
Powertrain	112	136	148
Other activities	4	5	—
Expenditures for long-lived assets of Industrial Activities	653	1,005	1,220
Financial Services	3	17	7
Expenditures for long-lived assets	$656	$1,022	$1,227

*	Excluding assets sold with buy-back commitments and equipment on operating leases

Geographic Information

CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $1,008 million, $1,054 million, and $993 million for the years ended December 31, 2015, 2014, and 2013, respectively. Revenues earned in the rest of the world from external customers were $24,904 million, $31,501 million, and $32,843 million for the years ended December 31, 2015, 2014, and 2013, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2015	2014	2013
	(in million)
United States	$5,533	$7,472	$7,687
France	2,580	2,913	3,030
Italy	2,524	2,854	2,688
Brazil	1,670	3,708	4,750
Germany	1,565	1,845	1,677
Canada	1,229	1,606	1,687
Australia	846	926	1,015
Spain	810	807	666
Argentina	768	570	937
Poland	479	562	504
Other	6,900	8,238	8,202
Total Revenues from external customers in the rest of world	$24,904	$31,501	$32,843

Total long-lived tangible and intangible assets located in the U.K. were $253 million and $244 million at December 31, 2015 and 2014, respectively, and the total of such assets located in the rest of the world totaled $11,320 million and $11,473 million at December 31, 2015 and 2014, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2015	2014
	($ million)
United States	$5,202	$4,913
Italy	1,580	1,965
France	794	810
Spain	579	546
Germany	849	816
Brazil	371	490
Canada	441	482
China	313	292
Other	1,191	1,159
Total Long-lived assets in the rest of the world	$11,320	$11,473

In 2015, 2014 and 2013, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.